PIMCO Funds

Supplement Dated August 25, 2006 to the

High Yield Municipal Bond Fund Institutional and Administrative Class Prospectus

dated July 24, 2006

Effective immediately, the Prospectus is supplemented by replacing the disclosure under the heading "Dividend Frequency" in the "Principal Investments and Strategies" section on page 4 with the following: "Declared daily and distributed monthly."

Effective immediately, the Prospectus is further supplemented by replacing the last sentence of the first paragraph in the "Fund Distributions" section on page 21 with the following: "The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly."

PIMCO Funds

Supplement Dated August 25, 2006 to the

High Yield Municipal Bond Fund Class A Prospectus

dated July 24, 2006

Effective immediately, the Prospectus is supplemented by replacing the disclosure under the heading "Dividend Frequency" in the "Principal Investments and Strategies" section on page 4 with the following: "Declared daily and distributed monthly."

Effective immediately, the Prospectus is further supplemented by replacing the last sentence of the first paragraph in the "Fund Distributions" section on page 21 with the following: "The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly."

PIMCO Funds

Supplement Dated August 25, 2006 to the

High Yield Municipal Bond Fund Class D Prospectus

dated July 24, 2006

Effective immediately, the Prospectus is supplemented by replacing the disclosure under the heading "Dividend Frequency" in the "Principal Investments and Strategies" section on page 4 with the following: "Declared daily and distributed monthly."

Effective immediately, the Prospectus is further supplemented by replacing the last sentence of the first paragraph in the "Fund Distributions" section on page 17 with the following: "The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly."